Business Combinations (Tables)	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The table below summarizes the total consideration transferred at the Closing date:

(In $ millions, except per share data)	Aquadrill Shares	Final Exchange Ratio (4)	As at Acquisition
Aquadrill outstanding shares as of April 3, 2023	20,000,000	1.41	28,258,965
Aquadrill restricted stock units	122,104	1.41	172,527
Aquadrill phantom award units	105,700	1.41	149,349
Aquadrill phantom appreciation rights	570,000	0.70	399,576
Total Aquadrill shares converted to Seadrill shares	20,797,804		28,980,417
Company Sale Bonus (1)			1,664,743
Total Seadrill shares eligible for purchase of Aquadrill			30,645,160
Less: Tax withholding in lieu of common shares (2)			(744,150)
Less: Seadrill shares settled in cash (3)			(34,505)
Seadrill shares issued for purchase of Aquadrill			29,866,505
Seadrill share price at April 3, 2023 market close			41.62
Consideration issued in Seadrill shares			1,243
Consideration settled by tax withholding (2)			30
Consideration settled in cash (3)			1
Total consideration transferred			1,274
(1) Immediately prior to the Closing Date, the Sale Bonus Award Agreement, dated as of May 24, 2021, by and between Aquadrill and Steven Newman, the Chief Executive Officer and a Director of Aquadrill, was terminated and in connection with such termination at the Effective Time and in accordance with the Merger Agreement, Mr. Newman received 1,013,405 Seadrill common shares and $26 million tax withholding, paid on his behalf, in lieu of Seadrill common shares.
(2) Pursuant to the Merger Agreement, in lieu of issuing Seadrill common shares, the Company elected to pay $30 million of tax withholding. These shares were settled at a per share value agreed upon between the Company and the Aquadrill Board of Directors.
(3) Pursuant to the Merger Agreement, in lieu of issuing Seadrill common shares, certain non-employee board members elected to receive $1 million cash in lieu of Seadrill common shares. These shares were settled at a per share value agreed upon between the Company and the Aquadrill Board of Directors.
(4) Final exchange ratios calculated pursuant to the Merger Agreement.
The table below represents the preliminary purchase price allocation to the identifiable assets acquired and liabilities assumed at the Closing Date:

(In $ millions)	As at Acquisition
Assets acquired:
Cash and cash equivalents	51
Restricted cash	5
Accounts receivable	60
Other current assets	36
Total current assets	152
Drilling units	1,255
Deferred tax assets	19
Equipment	1
Other non-current assets	5
Total non-current assets	1,280
Total assets acquired	1,432

Liabilities assumed:
Trade accounts payable	11
Other current liabilities	69
Total current liabilities	80
Other non-current liabilities	78
Total non-current liabilities	78
Total liabilities assumed	158

Net asset acquired	1,274

Post-Merger Operating Results
The following table reflects Aquadrill's operating revenue and profit from continuing operations included in Seadrill's consolidated statement of operations subsequent to the Convenience Date.

(In $ millions)	Three and six months ended June 30, 2023
Operating revenue	131
Profit from continuing operations	46

Business Acquisition, Pro Forma Information
The following unaudited pro forma summary presents the results of operations as if the Merger had occurred on February 23, 2022, the date of emergence from Chapter 11 for the Successor company. The pro forma summary uses estimates and assumptions based on information available at the time. We believe the estimates and assumptions are reasonable, however, actual results may have differed significantly from this pro forma financial information. The pro forma information does not purport to be indicative of results of operations that would have occurred had the Merger occurred on the basis assumed above, nor is such information indicative of our expected future results. The pro forma results of operations do not reflect any cost savings or other synergies that might have been achieved from combining the operations or any estimated costs that have not yet been incurred to integrate Aquadrill assets.

	Successor		Successor
(In $ millions, except per share data)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022
Operating revenue	414	291	758	402
Profit/(loss) from continuing operations	82	(48)	121	(67)
Basic EPS: continuing operations ($)	1.03	(0.60)	1.52	(0.84)
Diluted EPS: continuing operations ($)	1.02	(0.60)	1.50	(0.84)
The table below summarizes the results of operations related to the tender-assist rigs and Gulfdrill rigs included in the pro forma results of operations:

	Successor		Successor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022
Tender Rigs
Operating revenue	6	—	12	—
Loss from continuing operations	(2)	(2)	(3)	(3)
Gulfdrill
Operating revenue	7	7	14	10
Profit from continuing operations	6	3	13	4